PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE E — PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2013 and 2012:

	2013	2012
	(dollars in thousands)
Land	$3,105	$3,105
Buildings	9,144	9,068
Furniture and equipment	3,903	3,592
Leasehold improvements	40	29
Construction in progress	86	—
	16,278	15,794
Less accumulated depreciation	5,378	4,855
Total	$10,900	$10,939
Depreciation amounting to approximately $522,000, $581,000, and $659,000 for the years ended December 31, 2013, 2012, and 2011, respectively, is included in occupancy and equipment expense, data processing and other outsourced services expense and other expenses.
The Company has operating leases for its corporate offices and branches that expire at various times through 2027. Future minimum lease payments under the leases for years subsequent to December 31, 2013 are as follows (dollars in thousands):

2014	$199
2015	146
2016	109
2017	109
2018	109
Years thereafter	1,693
$2,365
During 2013, 2012, and 2011, payments under operating leases were approximately $185,000, $131,000, and $140,000, respectively. Lease expense was accounted for on a straight line basis.